INCOME TAXES	9 Months Ended
Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

9. INCOME TAXES

The Company has not recognized any deferred income tax assets. The Company recognizes deferred income tax assets based on the extent to which it is probable that sufficient taxable income will be realized during the carry forward periods to utilize all deferred tax assets.

The following table reconciles the amount of income tax recoverable on application of the statutory Canadian federal and provincial income tax rates:

2024
$
Loss for the period	(1,686,868)

Canadian statutory income tax rate	27.00%
Expected income tax recovery at statutory rate	(455,000)
Tax effect of:
Permanent differences and others	247,000
Valuation allowance	208,000

Income tax recovery	-

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)

9. INCOME TAXES(continued)

The significant components of the Company’s deferred tax assets that have not been included on the statement of financial position are as follows:

December 31,
2024
Deferred tax assets (liabilities):
Non-capital losses available for future period	$208,000
Valuation allowance	(208,000)
Net deferred tax assets	$—

As at December 31, 2024, the Company has available non-capital loss for Canadian income tax purposes of approximately $772,000 which will expire through to 2044.